Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of income, expenses, gains and losses from financial instruments
	December 31, 2022	December 31, 2021

Interest income	$(36,252)	$(51,529)
Interest and accretion expense	2,586,387	2,844,956
Net interest expense	$2,550,135	$2,793,427

Schedule of aging of trade receivables

	December 31, 2022	December 31, 2021

Trade receivables aging:
0-30 days	$26,077,091	$26,263,555
31-60 days	1,455,672	685,112
61-90 days	1,803,214	868,473
Greater than 90 days	2,558,113	2,217,521
	31,894,090	30,034,661
Expected credit loss provision	(300,735)	(58,472)
Net trade receivables	$31,593,355	$29,976,189

The movement in the expected credit loss provision can be reconciled as follows:

The movement in the expected credit loss provision can be reconciled as follows:

	December 31, 2022	December 31, 2021

Expected credit loss provision:
Expected credit loss provision, beginning balance	$(58,472)	$(67,466)
Increase in provision of expected credit losses	(240,603)	-
Recoveries	-	8,504
Effect of movement in exchange rates	(1,660)	490
Expected credit loss provision, ending balance	$(300,735)	$(58,472)

The following default rates, determined based on historical default rates based on the aging of trade receivables, are used to calculate the expected credit loss provision on trade receivables as of December 31, 2022:

The following default rates, determined based on historical default rates based on the aging of trade receivables, are used to calculate the expected credit loss provision on trade receivables as of December 31, 2022:

	Total	Not past due	Over 30 days past due	Over 60 days past due	Over 90 days past due

Default rates		0.49%	1.07%	1.94%	4.74%
Trade receivables	$31,894,090	$26,077,091	$1,455,672	$1,803,214	$2,558,113
Expected credit loss provision	$300,735	$129,060	$15,504	$34,998	$121,173

Schedule of contractual undiscounted payments

	Less than one year	One to two years	Two to three years	More than three years	Total

Accounts payable and accrued liabilities	$32,823,320	$-	$-	$-	$32,823,320
Contract liabilities	5,380,378	-	-	-	5,380,378
Income tax payable	129,485	-	-	-	129,485
Deferred payment liability	2,448,300	81,610	1,661,998	-	4,191,908
Lease liabilities	953,812	710,842	551,809	279,982	2,496,445
Long-term debt	17,411,765	-	-	-	17,411,765
Other long-term debt	10,891	11,881	11,881	378,251	412,904
	$59,157,951	$804,333	$2,225,688	$658,233	$62,846,205